Partners' Capital - Partnership Units (Table) (Details)	Dec. 31, 2012	Dec. 31, 2011
Partners' Capital (Abstract)
Common units	69,372,077	69,372,077
General partner units	1,415,757	1,415,757
Preferred units	15,555,554	0
Total partnership units	86,343,388	70,787,834